Principal Exchange-Traded Funds
Principal Exchange-Traded Funds

Supplement dated March 19, 2019
to the Statutory Prospectus dated November 1, 2018
(as supplemented February 13, 2019)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
SUMMARY FOR PRINCIPAL EDGE ACTIVE INCOME ETF
Effective May 1, 2019, the Fund’s name will change to Principal Active Income ETF. On that date, delete all references in this prospectus to Principal EDGE Active Income ETF, and replace with Principal Active Income ETF.

Effective April 1, 2019, delete the Annual Fund Operating Expenses Table and Example, and replace with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Exchange-Traded Funds Principal EDGE Active Income ETF Principal EDGE Active Income ETF, Share Class
Management Fees (as a percentage of Assets)	0.49%	[1]
Other Expenses (as a percentage of Assets):	none
Net Expenses (as a percentage of Assets)	0.49%	[2]
[1]	Fees have been restated to reflect current fees.
[2]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Exchange-Traded Funds | Principal EDGE Active Income ETF | Principal EDGE Active Income ETF, Share Class | USD ($)	50	157	274	616